Quarterly Financial Information - Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Intra company Revenue	$ 1,056	$ 1,389	$ 1,057	$ 1,123	$ 1,049	$ 1,424	$ 1,171	$ 1,320	$ 4,625	$ 4,964	$ 5,407
Impairment losses, pre-tax									12
Impairment losses, after-tax									7
Tax benefit/expense associated with Federal tax liabilities							13
Pepco Energy Services [Member] | Intra Segment [Member]
Quarterly Financial Information [Line Items]
Intra company Revenue									$ 9	$ 15